Significant accounting policies - Schedule of Other (Outflows) Inflows of Cash from Operating Activities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from (used in) operating activities [abstract]
Banking expenses		$ (11,046)	$ (15,603)	$ (3,783)
Tax credits		(6,255)	(3,353)	(3,474)
Government grants		13,076	24,387	0
Value added tax		61,426	(298,076)	120,283
Debt issuance costs		(23,091)	(18,346)	(2,566)
Other inflows (outflows) of cash, classified as operating activities	[1]	$ 34,110	$ (310,991)	$ 110,460

[1]	Other inflows (outflows) of cash from operating activities include net increases (decreases) of value added tax and banking expenses, taxes associated with interest payments, costs of issuance of debt and government grants.